Asset retirement obligations - Summary of present value of estimated future net cash outflows (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Turkiye | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.30%	1.30%
Discount rate	4.00%	1.30%
Turkiye | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	3.10%	1.90%
Discount rate	4.10%	1.90%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	260.00%	150.00%
Discount rate	390.00%	150.00%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.40%	0.70%
Discount rate	4.10%	0.70%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.80%	1.90%
Discount rate	4.40%	1.90%
Romania
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	250.00%	190.00%
Discount rate	410.00%	190.00%